Financial instruments (Details 10) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	$ 69,130	[1]	$ 77,816	[3]
Rating 1-4 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	57,667		76,333
Rating 5-6 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	11,463		1,483
Rating 7 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	0		0
Rating 8 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	0		0
Rating 9 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	0		0
Rating 10 [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	$ 0		$ 0

[1]	Amounts do not include allowance for expected credit losses of US196.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.
[3]	Amounts do not include allowance for expected credit losses of US$602.